Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial liabilities [line items]
Input taxes	$ 90	$ 101
Lease liabilities due for payment	3,993	4,200
Later than ten years [member]
Disclosure of financial liabilities [line items]
Lease liabilities due for payment	$ 820	$ 738